OTHER OPERATING INCOME (EXPENSES) - Sale of assets (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$) item
Sale of assets
Tax credits arising from final court proceeding in favor of the Company and its subsidiary	R$ 3,386,433
Write-off of judicial deposits included in provision for labor, tax and civil contingencies	160,715
Net gain (loss) on asset disposal/loss	R$ 114,853	R$ 108,767	R$ 463,602
Transmission towers
Sale of assets
Net gain (loss) on asset disposal/loss			R$ 476,371
Number of towers sold | item			1,655